UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                     FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f)OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

              Report for the Calendar Year Ended March 31, 2000
                                                 --------------

If amended report check here:  [  ]

                          Loews Corporation
------------------------------------------------------------------------------
Name of Institutional Investment Manager

                        667 Madison Avenue    New York     New York     10021
------------------------------------------------------------------------------
Business Address              (Street)        (City)        (State)     (Zip)

  Barry Hirsch, Senior Vice President          (212) 521-2920
------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned Institutional investment manager has caused this report to be
signed on its behalf in the City of          New York          and State of
                                    --------------------------
New York  on the     15th     day of    May   , 2000.
--------         ------------        ---------------


                                   Loews Corporation
                                   -------------------------------------------
                                   (Name of Institutional Investment Manager)


                                   By:  /s/ Barry Hirsch
                                   -------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                             to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                      13F File No.:  Name:                    13F File
No.:
-------------------------- -------------  ------------------------ -----------
1.     None                               6.
-------------------------- -------------  ------------------------ -----------
2.                                        7.
-------------------------- -------------  ------------------------ -----------
3.                                        8.
-------------------------- -------------  ------------------------ -----------
4.                                        9.
-------------------------- -------------  ------------------------ -----------
5.                                        10.
-------------------------- -------------  ------------------------ -----------

                                Page 1 of 9 Pages

                                Loews Corporation

                                    FORM 13F

                            Report for the Year Ended

                                  March 31, 2000




  Loews Corporation ("Loews"), by virtue of its approximately 87% ownership of voting securities of CNA Financial Corporation whose business address is CNA Plaza, Chicago, Illinois 60685 ("CNA"), may be deemed to have investment discretion regarding certain securities (the "CNA Securities") as to which investment discretion is deemed to be exercised by CNA. Pursuant to General Instruction B of Form 13F, CNA is reporting on behalf of Loews regarding the CNA Securities.

  Mr. Laurence A. Tisch and Mr. Preston R. Tisch own in the aggregate approximately 31% of the outstanding Common Stock of Loews. Mr. Laurence A. Tisch and Mr. Preston R. Tisch are the Co-Chairman of the Board of Loews. Laurence A. Tisch and Preston R. Tisch are brothers and may be deemed to be control persons of Loews.

                                Page 2 of 9 Pages



Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Agnico Eagle
 Mines Ltd.       Common  008474108 $     6,005   1,079,500     X                                     1,079,500

Amcast Ind.
 Corp.            Common  023395106         896      97,500     X                                        97,500

AMR Corp.         Common  001765106         638      20,000     X                                        20,000

Apex Silver
 Mines Ltd.       Common  G04074103       3,361     334,000     X                                       334,000

Archer Daniels
 Midland Co.      Common  039483102       9,794     949,700     X                                       949,700

Barrick Gold
 Corp.            Common  067901108      20,039   1,277,400     X                                     1,277,400

Battle Mountain
 Gold Co.         Common  071593107       1,163     600,000     X                                       600,000

Beckman Coulter
 Inc.             Common  075811109       2,568      40,000     X                                        40,000

Boeing Co.        Common  097023105       1,513      40,000     X                                        40,000

CNA Financial
 Corp.            Common  126117100   5,152,470 159,457,480     X                                   159,457,480

Cadiz Inc.        Common  127537108       2,550     300,000     X                                       300,000

Cambior Inc.      Common  13201L103         244     300,000     X                                       300,000

Carnival Corp.    Common  143658102         744      30,000     X                                        30,000

CHUBB Corp.       Common  171232101       2,703      40,000     X                                        40,000

Clayton Home,
 Inc.             Common  184190106         405      40,000     X                                        40,000

Consolidated
 Frtwys Corp.     Common  209232107         236      40,000     X                                        40,000
                                    -----------
                          TOTAL     $ 5,205,329
                                    -----------

                                                     Page 3 of 9 Pages

Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Diamond Offshore
 Drilling, Inc.   Common  25271C102 $ 2,799,619  70,100,000     X                                    70,100,000

Dow Chemical Co.  Common  260543103       1,140      10,000     X                                        10,000

DuPont E.I. De
 Nemours & Co.    Common  263534109       2,118      40,000     X                                        40,000

Fairfield
 Communities,
 Inc.             Common  304231301         318      40,000     X                                        40,000

Furniture Brands
 International    Common  360921100       1,340      71,250     X                                        71,250

Glamis Gold Ltd.  Common  376775102       1,875   1,000,000     X                                     1,000,000

Homestake Mining  Common  437614100      28,026   4,671,000     X                                     4,671,000

Houston Explora-
 tion Company     Common  442120101       1,170      65,000     X                                        65,000

IMC Global Inc.   WT      449669118                  11,111     X                                        11,111
                  122200

Kinross Gold
 Corp.            Common  496902107       1,625   1,040,000     X                                     1,040,000

Knightsbridge
 Tankers Ltd.     Common  G5299G106       3,117     175,000     X                                       175,000

Landamerica
 Financial Group  Common  514936103       3,815     196,900     X                                       196,900

Med-Design Corp.  Common  583926100         325      20,000     X                                        20,000

Metromedia Int'l.
 Group Inc.       Common  591695101         282      50,213     X                                        50,213

Mine Safety
 Appliances Co.   Common  602720104       1,108      16,000     X                                        16,000
                                    -----------
                          TOTAL     $ 2,845,878
                                    -----------

                                             Page 4 of 9 Pages

Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Navistar Int'l.
 Corp.            Common  63934E108 $     2,408      60,000     X                                        60,000

On Command Corp.  Common  682160106       1,114      74,287     X                                        74,287

On Command Corp.  WTS B   682160122         107      23,697     X                                        23,697
                  100703

Owens-Illinois
 Inc.             Common  690768403       1,350      80,000     X                                        80,000

Perrigo Co.       Common  714290103         759     100,000     X                                       100,000

Placer Dome Inc.  Common  725906101      17,063   2,100,000     X                                     2,100,000

Pfizer, Inc.      Common  717081103         731      20,000     X                                        20,000

Potash Corp.
 Sask Inc.        Common  73755L107       3,000      60,000     X                                        60,000

Sabre Holding
 Corp.            Common  785905100         534      14,453     X                                        14,453

Stillwater Mining
 Co.              Common  86074Q102       6,634     165,850     X                                       165,850

TVX Gold Inc.     Common  87308K101       2,025   2,700,000     X                                     2,700,000

Tetra Tech. Inc.  Common  88162F105       1,188      50,000     X                                        50,000

Texas Industries
 Inc.             Common  882491103         633      20,000     X                                        20,000

Thermedics Inc.   Common  883901100         508      62,000     X                                        62,000

Thermo Cardio
 Systems Inc.     Common  88355K200       4,542     324,400     X                                       324,400

Thermo Cardio     SbDbCv
 System           144A 04 88355KAA9         850   1,000,000     X                                     1,000,000
                                    -----------
                          TOTAL     $    43,446
                                    -----------


                                             Page 5 of 9 Pages

Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Thermo Electron   Common  883556102 $       408      20,000     X                                        20,000
 Corp.

Thermo Electron   SubDbCv
 Corp.            144A 03 883556AF9         925   1,000,000     X                                     1,000,000

Thermotrex Corp.  SubDbCv 883666AA7         341     500,000     X                                       500,000
                  3.25% 07

WMS Industries,
 Inc.             Common  929297109         395      40,000     X                                        40,000

Windmere-Durable
 Holdings, Inc.   Common  973411101         590      40,000     X                                        40,000

UCAR Inter-
 national Inc.    Common  90262K109         264      20,000     X                                        20,000

USG Corp.         Common  903293405       5,452     130,000     X                                       130,000

Agnico Eagle
 Mines LTD        Common  008474908         278      50,000(c)  X                                        50,000(c)

AMR Corp.         Common  001765956       1,913      60,000(p)  X                                        60,000(p)

Barrick Gold
 Corp.            Common  067901908         784      50,000(c)  X                                        50,000(c)

Barrick Gold
 Corp.            Common  067901958      11,766     750,000(p)  X                                       750,000(p)

Beckman Coulter,
 Inc.             Common  075811959       2,568      40,000(p)  X                                        40,000(p)

Boeing            Common  097023955       4,348     115,000(p)  X                                       115,000(p)

Cadiz Inc.        Common  127537908         850     100,000(c)  X                                       100,000(c)

Caterpillar Inc.  Common  149123951       1,183      30,000(p)  X                                        30,000(p)
                                    -----------
                          TOTAL     $    32,065
                                    -----------


                                             Page 6 of 9 Pages

Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Chase Manhattan
 Corp.            Common  16161A958 $     1,744      20,000(p)  X                                        20,000(p)

Chubb Corp.       Common  191232951       4,729      70,000(p)  X                                        70,000(p)

Dow Chemical Co.  Common  260543953       4,560      40,000(p)  X                                        40,000(p)

DuPont E I De
 Nemours & Co.    Common  263534959       3,706      70,000(p)  X                                        70,000(p)

Exxon Mobil Corp. Common  30231G952       2,334      30,000(p)  X                                        30,000(p)

General Electric
 Corp.            Common  369604953      24,870     160,000(p)  X                                       160,000(p)

GoodYear Tire &
 Rubber Co.       Common  382550951       3,031     130,000(p)  X                                       130,000(p)

Homestake Mining  Common  437614900      11,100   1,850,000(c)  X                                     1,850,000(c)

Homestake Mining  Common  437614950       7,020   1,170,000(p)  X                                     1,170,000(p)

Merrill Lynch
 & Co. Inc.       Common  590188958       2,095      20,000(p)  X                                        20,000(p)

Minn. Mng. & Man. Common  604059955       7,085      80,000(p)  X                                        80,000(p)

Navistar Int'l,
 Corp.            Common  63934E958       2,809      70,000(p)  X                                        70,000(p)

Owens-Illinois
 Inc.             Common  690768953       1,350      80,000(p)  X                                        80,000(p)

Paxson Communi-
 cations Corp.    Common  704231909         465      60,000(c)  X                                        60,000(c)

Pfizer, Inc.      Common  717081903         731      20,000(c)  X                                        20,000(c)

Pfizer, Inc.      Common  717081953       2,194      60,000(p)  X                                        60,000(p)
                                    -----------
                          TOTAL     $    79,823
                                    -----------



                                             Page 7 of 9 Pages

Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Placer Dome       Common  725906901 $     3,656     450,000(c)  X                                       450,000(c)

Placer Dome       Common  725906951       3,047     375,000(p)  X                                       375,000(p)

Potash Corp.
 Sask Inc.        Common  73755L957       4,000      80,000(p)  X                                        80,000(p)

Schlumberger Ltd. Common  806857958       1,530      20,000(p)  X                                        20,000(p)

Thermo Cardio
 Systems Inc.     Common  88355K200         700      50,000(c)  X                                        50,000(c)

Amazon.Com Inc.   Common  023135956       1,340      20,000(p)  X                                        20,000(p)

CDW Computer
 Centers Inc.     Common  125129956       1,689      20,000(p)  X                                        20,000(p)

Carnival Corp.    Common  143658952         993      40,000(p)  X                                        40,000(p)

Clarus Corp.      Common  182707909       1,413      20,000(c)  X                                        20,000(c)

Dendrite Intl.
 Inc.             Common  248239955         419      20,000(p)  X                                        20,000(p)

Gateway Inc.      Common  367626958       2,120      40,000(p)  X                                        40,000(p)

Hadco Corp.       Common  404681908       1,298      20,000(c)  X                                        20,000(c)

Immunex Corp      Common  452528902       1,903      30,000(c)  X                                        30,000(c)

Intel             Common  458140950       5,278      40,000(p)  X                                        40,000(p)

IBM               Common  459200951       4,720      40,000(p)  X                                        40,000(p)

Micron Tech.      Common  595112903         630      10,000(c)  X                                        10,000(c)

Micron Tech.      Common  595112953       1,890      30,000(p)  X                                        30,000(p)

MRV Communi-
 cations Inc.     Common  553477900         916      10,000(c)  X                                        10,000(c)
                                    -----------
                          TOTAL     $    37,542
                                    ===========

                                             Page 8 of 9 Pages

Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Pixar Inc.        Common  725811953 $       714      20,000(p)  X                                        20,000(p)

THQ Inc.          Common  872443953         715      40,000(p)  X                                        40,000(p)

Prodigy Communi-
 cation Corp.     Common  74283P957         301      20,000(p)  X                                        20,000(p)

Schwab Charles
 Corp.            Common  808513955       1,704      30,000(p)  X                                        30,000(p)

Sportline Com
 Inc.             Common  848934955       1,178      40,000(p)  X                                        40,000(p)

Tyco Int'l Ltd.   Common  902124956       2,005      40,000(p)  X                                        40,000(p)

USG Corp.         Common  903293905         419      10,000(c)  X                                        10,000(c)

Windmere Durable
 Holdings Inc.    Common  973411901         590      40,000(c)  X                                        40,000(c)
                                    -----------
                          TOTAL     $     7,626
                                    -----------
                AGGREGATE TOTAL     $ 8,251,709
                                    ===========

                                             Page 9 of 9 Pages